UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB MANAGED ALLOCATION FUND-MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS—97.0% (1)
EQUITY FUNDS—63.9%
MTB International Equity Fund, Institutional I Shares	647,176	$5,507,463
MTB Large Cap Growth Fund, Institutional I Shares	787,368	6,330,441
MTB Large Cap Value Fund, Institutional I Shares	244,873	2,387,512
MTB Mid Cap Growth Fund, Institutional I Shares	130,737	1,583,223
MTB Small Cap Growth Fund, Institutional I Shares	74,630	1,053,769

Total Equity Funds		16,862,408
FIXED INCOME FUNDS—33.1%
MTB Income Fund, Institutional I Shares	297,155	2,915,094
MTB Intermediate-Term Bond Fund, Institutional I Shares	301,410	3,179,875
MTB Short Duration Government Bond Fund, Institutional I Shares	26,714	265,006
MTB Short-Term Corporate Bond Fund, Institutional I Shares	234,052	2,382,646

Total Fixed Income Funds		8,742,621

Total Mutual Funds (Cost $22,644,078)		25,605,029

MONEY MARKET FUND—3.3%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (1)(2) (Cost $869,886)	869,886	869,886

Total Investments—100.3% (Cost $23,513,964)		$26,474,915
Other Assets Less Liabilities—(0.3%)		(73,179)

Total Net Assets—100.0%		$26,401,736

The categories of investments are shown as a percentage of total net assets at March 31, 2010.

(1)	Affiliated companies. See Note 1.
(2)	7-Day net yield.

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $2,960,951. This consists of unrealized appreciation from investment for those securities having an excess of value over cost of $3,038,339 and unrealized depreciation from investments for those securities having an excess of cost over value of $77,388.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$25,605,029	$—	$—	$25,605,029
Money Market Fund	869,886	—	—	869,886

Total	$26,474,915	$—	$—	$26,474,915

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010

NOTE 1 - Other Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the three months ended March 31, 2010 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value at 3/31/2010	Dividend Income
MTB International Equity Fund	668,217	13,049	34,090	647,176	$5,507,463	$—
MTB Large Cap Growth Fund	836,350	—	48,982	787,368	6,330,441	—
MTB Large Cap Value Fund	260,356	192	15,675	244,873	2,387,512	1,858
MTB Mid Cap Growth Fund	141,764	—	11,027	130,737	1,583,223	—
MTB Small Cap Growth Fund	81,540	—	6,910	74,630	1,053,769	—
MTB Income Fund	307,884	3,973	14,702	297,155	2,915,094	31,073
MTB Intermediate-Term Bond Fund	311,876	5,228	15,694	301,410	3,179,875	34,836
MTB Short Duration Government Bond Fund	27,396	707	1,389	26,714	265,006	2,106
MTB Short-Term Corporate Bond Fund	240,554	5,376	11,878	234,052	2,382,646	13,230
MTB Prime Money Market Fund	821,408	1,611,746	1,563,268	869,886	869,886	57

TOTAL	3,697,345	1,640,271	1,723,615	3,614,001	$26,474,915	$83,160

NOTE 2 - Investment Valuation

Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows the authoritive guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers in and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. For the period ended March 31, 2010, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

NOTE 3 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 7, 2010

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 7, 2010

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 7, 2010